UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

                         USAA GROWTH & INCOME FUND



[LOGO OF USAA]
    USAA(R)

                                  USAA GROWTH &
                                        INCOME Fund

                                               [GRAPHIC OF GROWTH & INCOME FUND]

                                  S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                         11

FINANCIAL INFORMATION

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       30

    Financial Statements                                                    32

    Notes to Financial Statements                                           35

EXPENSE EXAMPLE                                                             50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                         REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                         "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

Loomis, Sayles & Company, L.P.       Barrow, Hanley, Mewhinney & Strauss, Inc.
   MARK B. BARIBEAU, CFA                 RAY NIXON, JR.
   PAMELA N. CZEKANSKI, CFA              ROBERT J. CHAMBERS, CFA
   RICHARD SKAGGS, CFA                   TIMOTHY J. CULLER, CFA

Wellington Management Company, LLP   UBS Global Asset Management (Americas) Inc.
   MATTHEW E. MEGARGEL, CFA              JOHN LEONARD
   FRANCIS BOGGAN, CFA                   THOMAS M. COLE
   JEFF KRIPKE                           THOMAS DIGENAN
                                         SCOTT HAZEN
Barrow, Hanley, Mewhinney &
   Strauss, Inc.
   MARK GIAMBRONE, CPA
   JAMES P. BARROW

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA Growth & Income Fund had a total return of -4.46%. This compares to returns of -4.54% for the Russell 3000 Index and -5.09% for the Lipper Multi-Cap Core Funds Index.

         The Fund has four subadvisers. Loomis, Sayles & Company, L.P. (Loomis Sayles) is a growth-oriented manager. Wellington Management Company, LLP (Wellington Management) manages in a core style that encompasses growth and value. Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS) is a value-oriented manager. UBS Global Asset Management (Americas) Inc.
         (UBS) uses a core U.S. large-cap equity strategy.

HOW DID THE UBS-MANAGED PORTION OF THE FUND PERFORM?

         The UBS portion slightly lagged the Russell 3000 Index, due largely to an overweight position in financials stocks and an underweight position in energy and materials companies.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Overall, this portion had a negative tilt against the momentum of the market; while this detracted from performance for most of the period, there was a nice relative rebound in January as the market moved away from momentum. The UBS team's investment process is bottom-up in nature and not based on any overall macroeconomic view.

HAS UBS REDUCED ITS POSITION IN BANKS IN THE FACE OF THE ONGOING CREDIT CRISIS?

         No, because we think that, selectively, many high-quality banks are selling at levels unseen since 1991. While we at UBS did tend to avoid financials with a major focus on lending or fixed-income such as Bear Stearns Companies, Inc. and Lehman Brothers, we actually increased our overweight positions in Citigroup, Inc., Wells Fargo & Co., JPMorgan Chase & Co., and Fifth Third Bancorp as the period progressed. In our view, these banks have been punished too harshly; even as we lowered our estimate of their fair value, the market appeared to be creating a much bigger discount.

WHAT ABOUT THE ENERGY UNDERWEIGHT?

         It's important to recognize that although we're underweight in the big resource companies such as Exxon Mobil Corp., whose stock prices are highly leveraged to crude oil prices, the UBS portion of the Fund actually is overweight in energy services. The rationale behind this is simple - we believe that oil prices will fall. Everyone talks about booming demand, especially from China, but China represents about 8% of global demand. From 1997 to 2007, the world's oil demand increased from 75 million to 85 million barrels a day. Over the same time period, trading volume in oil futures has increased from 200 million to 1 billion contracts a day. We conclude from this that speculation and leverage are driving the price of oil, and history suggests that speculation ultimately

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-29.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         gives way to fair value. When the merry-go-round stops and the hedge funds de-leverage, we believe that oil prices are very likely to come down quickly and dramatically.

         Overall, we believe an overweight in a historically undervalued group and an underweight in a historically overvalued group sets up our portion of the Fund very nicely for the next couple of years.

HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM?

         The Wellington Management portion slightly underperformed the Russell 3000 Index. Index-relative underperformance in industrials, health care, and consumer staples outweighed solid stock selection in the consumer discretionary, energy, and materials sectors.

PLEASE DISCUSS SOME INDIVIDUAL STOCKS THAT HELPED INDEX-RELATIVE PERFORMANCE.

         The best performing stock in the Wellington Management portion of the Fund relative to the index was Brazilian metals and mining company Companhia Vale do Rio Doce, which benefited from solid iron ore fundamentals due to robust Chinese demand, sustained tight capacity, and strong spot pricing. In the consumer discretionary sector, online travel company Priceline.com, Inc. led the way after it reported better-than-expected third-quarter results on growth in its European segment as well as strong domestic growth. Other notable strong performers for this portion included consumer discretionary company RARE Hospitality International, Inc., which was acquired by Darden Restaurants, Inc., and energy company GlobalSantaFe Corp., which merged with fellow offshore driller Transocean, Inc.

         On the negative side of the ledger for the Wellington Management portion of the Fund, Thomas & Betts Corp., Manpower, Inc., and Terex Corp. were the largest detractors within industrials. Electrical component manufacturer Thomas & Betts declined as a result of the current downward trend in housing and construction, but we believe that utility-related revenues will continue to grow,

 . . . C O N T I N U E D
========================--------------------------------------------------------

         offsetting this weakness. Manpower, an employment service company, declined after conservative third-quarter guidance was projected due to a weaker outlook for U.S. business growth. The Wellington Management team retains the shares in this portion of the Fund, because Manpower has a global business mix and the United States is a relatively small component of overall profits. Construction and mining equipment manufacturer Terex fell on news that quarterly earnings missed estimates as components shortages, capacity constraints, and softer North American markets weighed on its businesses. We believe Terex's very low valuation fully discounts this economic softness. In health care, global pharmaceutical company Schering-Plough Corp. reported lower-than-expected quarterly results, raising concerns about growth targets for its flagship cholesterol drugs. We retain the stock based on what we believe will be modest prescription-drug changes.

HOW IS THE WELLINGTON MANAGEMENT PORTION OF THE FUND POSITIONED?

         At the sector level, we are maintaining smaller overweight positions in industrials and information technology despite a weaker economic outlook in 2008. In industrials, healthy global export demand driven by the weak dollar, along with solid aerospace and defense trends, should allow for reasonable growth, in our opinion. Within information technology, the infrastructure build-out in the telecommunications and corporate sectors in emerging markets and data center conversions should allow for reasonably stable trends despite a slowing macroeconomic picture. We eliminated our overweight in materials based on valuations after very strong returns in 2007. We are also close to neutral in the consumer discretionary sector due to soft housing, tighter credit, and rising employment stresses. We remain underweight in financials but are gradually reaching stock valuation and estimate revision levels that are making stocks more attractive to purchase. We continue to add to selective health care stocks that have a stable earnings outlook and manageable regulatory profile.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE VALUE-ORIENTED PORTION OF THE FUND MANAGED BY BHMS PERFORM?

         This portion of the Fund outperformed the Russell 3000 Value Index. The largest contribution on a sector level came from the strong industrials group, where the Fund was overweight and had excellent stock selection. North America is slowing more than the rest of the world, and the industrial companies that the BHMS portion of the Fund invests in have significant businesses overseas that are benefiting from growth there and the weak dollar. Stock selection was good in consumer staples, where the best results came from tobacco companies.

         Even though information technology as a sector underperformed and this portion was overweight, stock selection made it a positive sector relative to the index. The BHMS team found information technology stocks such as International Business Machines Corp. and Applied Materials, Inc. with good earnings growth whose prices had fallen far enough to meet our valuation parameters.

         Despite a good overall relative performance and the fact that the BHMS portion of the Fund was significantly underweight in the weak financials sector, stock selection within financial companies actually caused the sector to be a negative performance factor. It was a poor six months for health care due to sector allocation and stock selection; Bristol-Myers Squibb Co. and Wyeth were major detractors. Both stocks remain in this portion of the Fund, because we believe the issues the market is concerned about are short-term and valuations remain compelling. An overweight in consumer discretionary stocks, although roughly in line with the index, also was detrimental to this portion of the Fund.

WHAT'S THE BHMS OUTLOOK?

         It's going to take some time for the credit cycle to normalize and turn positive, so we would expect volatility to continue as banks rebuild their balance sheets. In the meantime, we keep looking for companies in all industry sectors that meet our basic criteria

 . . . C O N T I N U E D
========================--------------------------------------------------------

         of building their earnings faster than their overall market while selling at below-market valuations. It's truly a stock-pickers market, in our opinion, a time when investment managers earn their money. The good news is that there are opportunities; long-term investors who stay the course have the potential to be rewarded ultimately.

HOW DID THE PORTION OF THE FUND MANAGED BY LOOMIS SAYLES PERFORM?

         The Loomis Sayles portion of the Fund significantly outperformed the Russell 3000 Growth Index. Stock selection in the materials sector was the biggest positive contributor, especially stocks related to agriculture. A large position in hybrid seed provider Monsanto Co., which is benefiting from the global boom in agricultural commodities that are genetically engineered for insect- and drought-resistance, was beneficial. Other big contributors were Deere & Co., a leading farm machinery company, and Mosaic Co., a fertilizer company.

         Financials was another strong area for this portion of the Fund. MasterCard, Inc. avoided the credit crisis, because it does not issue debt but only processes transactions. It benefited from its increasing penetration outside of the United States. Other financials holdings that did well include CME Group, Inc. and BlackRock, Inc. "A," an investment manager that is building out its global capability and advising sovereign wealth funds. Chipotle Mexican Grill, Inc. "A" and Medco Health Solutions, Inc. also had a positive impact on performance.

         Information technology was a major underperformer in January and was slightly negative for the period. As called for by our investment discipline, we sold out of or cut back on a number of information technology holdings when we lost confidence in their ability to build earnings at above-market rates. We maintained full positions in Apple, Inc. and Google, Inc. "A," each of which is

         MOSAIC CO. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2008.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         among the top 10 holdings in the Loomis Sayles portion of the Fund, because they continue to build their earnings and develop new products and services impressively. Apple was neutral in terms of relative performance and Google added slightly to this portion of the Fund. Telecommunications services was another detractor, with disappointing results from Leap Wireless International, Inc. and NII Holdings, Inc.

WHAT'S THE LOOMIS SAYLES OUTLOOK?

         We at Loomis Sayles held the view that the economy would come in for a soft landing, avoiding a recession, but clearly the incremental economic data has weakened. Although we expect the Federal Reserve Board rate cuts to stabilize the economy, it could be a choppy next few months, in our opinion. We've effectively reduced our information technology exposure given the group's seasonality and some downward earnings guidance in favor of what appear to be better opportunities in health care, where we see the best opportunities in medical services and specialty pharmaceuticals.

         On behalf of all of the subadvisers, we thank you for your investment in the Fund.

         LEAP WIRELESS INTERNATIONAL, INC. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2008.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND (Ticker Symbol: USGRX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income.

--------------------------------------------------------------------------------
                                     1/31/08                        7/31/07
--------------------------------------------------------------------------------
Net Assets                        $1,424.5 Million              $1,531.6 Million
Net Asset Value Per Share            $15.93                         $19.26

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*             1 YEAR            5 YEARS            10 YEARS
       -4.46%                    -1.02%            11.94%              4.76%

-------------------
  EXPENSE RATIO**
-------------------

       1.00%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         **THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                LIPPER MULTI-CAP     RUSSELL 3000       USAA GROWTH &
                CORE FUNDS INDEX         INDEX           INCOME FUND
 1/31/1998         $10,000.00         $10,000.00         $10,000.00
 2/28/1998          10,714.01          10,715.35          10,717.04
 3/31/1998          11,216.71          11,246.41          11,272.57
 4/30/1998          11,338.27          11,356.99          11,350.01
 5/31/1998          11,027.11          11,076.73          11,067.92
 6/30/1998          11,336.55          11,451.27          11,087.44
 7/31/1998          11,105.32          11,243.35          10,466.54
 8/31/1998           9,376.49           9,521.02           8,853.32
 9/30/1998           9,820.97          10,170.49           9,148.99
10/31/1998          10,491.11          10,942.49           9,883.49
11/30/1998          11,053.42          11,611.75          10,482.85
12/31/1998          11,802.93          12,349.78          10,751.58
 1/31/1999          12,194.44          12,769.33          11,046.46
 2/28/1999          11,724.68          12,317.02          10,763.37
 3/31/1999          12,094.88          12,768.97          11,249.69
 4/30/1999          12,588.28          13,345.34          12,059.15
 5/31/1999          12,447.63          13,091.70          11,905.53
 6/30/1999          13,057.75          13,753.30          12,476.30
 7/31/1999          12,770.21          13,336.27          12,091.59
 8/31/1999          12,547.63          13,184.63          11,771.99
 9/30/1999          12,234.83          12,847.64          11,356.49
10/31/1999          12,855.82          13,653.53          11,802.68
11/30/1999          13,269.67          14,035.64          11,851.58
12/31/1999          14,254.03          14,931.22          12,268.44
 1/31/2000          13,851.27          14,345.90          11,801.30
 2/29/2000          14,384.92          14,478.87          11,241.97
 3/31/2000          15,306.91          15,613.12          12,459.16
 4/30/2000          14,738.67          15,062.91          12,446.84
 5/31/2000          14,226.44          14,639.84          12,483.80
 6/30/2000          14,826.37          15,073.29          12,452.24
 7/31/2000          14,594.70          14,806.87          12,211.59
 8/31/2000          15,624.32          15,904.98          12,803.97
 9/30/2000          14,906.60          15,184.84          12,378.47
10/31/2000          14,738.18          14,968.63          12,655.36
11/30/2000          13,483.32          13,588.95          12,227.43
12/31/2000          13,778.40          13,817.31          12,635.72
 1/31/2001          14,254.03          14,289.99          12,951.14
 2/28/2001          12,970.87          12,984.34          12,364.45
 3/31/2001          12,201.52          12,137.94          11,839.80
 4/30/2001          13,189.97          13,111.35          12,699.50
 5/31/2001          13,301.11          13,216.65          12,737.43
 6/30/2001          13,072.22          12,972.95          12,405.82
 7/31/2001          12,809.39          12,759.15          12,469.15
 8/31/2001          12,083.65          12,005.89          11,715.55
 9/30/2001          10,844.97          10,946.67          10,769.64
10/31/2001          11,139.43          11,201.36          10,896.56
11/30/2001          12,014.22          12,064.12          11,721.58
12/31/2001          12,295.73          12,234.17          11,861.44
 1/31/2002          12,023.82          12,080.75          11,671.08
 2/28/2002          11,806.65          11,833.71          11,539.80
 3/31/2002          12,284.49          12,352.57          11,881.92
 4/30/2002          11,762.34          11,704.50          11,290.45
 5/31/2002          11,665.98          11,568.89          11,198.45
 6/30/2002          10,752.03          10,736.11          10,390.33
 7/31/2002           9,904.08           9,882.55           9,633.59
 8/31/2002           9,966.73           9,929.24           9,666.49
 9/30/2002           9,050.17           8,885.97           8,698.92
10/31/2002           9,623.19           9,593.53           9,291.58
11/30/2002          10,209.21          10,174.04           9,956.67
12/31/2002           9,622.59           9,598.85           9,338.20
 1/31/2003           9,460.11           9,363.98           9,061.56
 2/28/2003           9,296.78           9,209.92           8,906.37
 3/31/2003           9,326.86           9,306.77           8,956.09
 4/30/2003          10,052.22          10,066.75           9,618.00
 5/31/2003          10,732.00          10,674.42          10,205.62
 6/30/2003          10,892.23          10,818.47          10,400.75
 7/31/2003          11,102.68          11,066.64          10,650.80
 8/31/2003          11,444.08          11,311.88          10,880.57
 9/30/2003          11,291.86          11,189.07          10,723.14
10/31/2003          11,964.35          11,866.23          11,426.74
11/30/2003          12,151.16          12,029.67          11,595.87
12/31/2003          12,635.62          12,579.91          12,066.94
 1/31/2004          12,932.49          12,842.33          12,236.23
 2/29/2004          13,133.35          13,015.34          12,425.83
 3/31/2004          12,984.27          12,860.85          12,248.45
 4/30/2004          12,710.90          12,594.93          12,031.66
 5/31/2004          12,863.14          12,777.98          12,180.70
 6/30/2004          13,147.88          13,031.94          12,530.30
 7/31/2004          12,608.79          12,539.13          12,008.49
 8/31/2004          12,599.52          12,590.77          11,947.50
 9/30/2004          12,868.94          12,784.31          12,153.59
10/31/2004          13,063.09          12,994.29          12,255.32
11/30/2004          13,718.83          13,598.34          12,872.50
12/31/2004          14,201.21          14,082.87          13,350.15
 1/31/2005          13,878.13          13,707.78          13,060.40
 2/28/2005          14,158.72          14,009.53          13,299.44
 3/31/2005          13,936.11          13,772.57          13,086.65
 4/30/2005          13,556.76          13,473.34          12,811.14
 5/31/2005          14,111.87          13,983.86          13,282.41
 6/30/2005          14,267.24          14,081.55          13,346.10
 7/31/2005          14,872.02          14,659.25          13,904.91
 8/31/2005          14,804.30          14,519.50          13,890.40
 9/30/2005          14,937.29          14,646.53          13,981.97
10/31/2005          14,628.44          14,372.22          13,647.86
11/30/2005          15,191.44          14,931.30          14,236.19
12/31/2005          15,368.75          14,944.70          14,270.47
 1/31/2006          15,939.57          15,444.02          14,765.22
 2/28/2006          15,876.21          15,471.48          14,664.73
 3/31/2006          16,230.05          15,738.91          14,799.92
 4/30/2006          16,431.11          15,909.66          14,993.43
 5/31/2006          15,861.93          15,400.29          14,273.56
 6/30/2006          15,815.19          15,427.54          14,299.31
 7/31/2006          15,625.66          15,413.09          14,074.31
 8/31/2006          15,995.47          15,790.14          14,206.21
 9/30/2006          16,338.94          16,143.61          14,672.50
10/31/2006          16,946.78          16,724.74          15,131.01
11/30/2006          17,348.14          17,088.64          15,558.44
12/31/2006          17,542.14          17,293.29          15,633.68
 1/31/2007          17,924.49          17,622.45          16,092.47
 2/28/2007          17,688.24          17,333.37          15,815.46
 3/31/2007          17,874.69          17,513.78          16,083.81
 4/30/2007          18,569.85          18,213.40          16,611.86
 5/31/2007          19,265.10          18,877.14          17,416.92
 6/30/2007          19,098.28          18,523.60          17,243.79
 7/31/2007          18,487.25          17,891.89          16,672.46
 8/31/2007          18,606.62          18,148.72          16,819.62
 9/30/2007          19,255.09          18,810.37          17,434.23
10/31/2007          19,643.14          19,155.43          17,996.91
11/30/2007          18,760.47          18,293.08          17,235.13
12/31/2007          18,589.30          18,182.38          17,117.95
 1/31/2008          17,545.34          17,080.32          15,928.09

                                   [END CHART]

         DATA FROM 1/31/98 THROUGH 1/31/08.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

         o The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

         o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
       TOP 10 HOLDINGS AS OF 1/31/2008
              (% of Net Assets)
----------------------------------------------

General Electric Co.                     1.8%

Citigroup, Inc.                          1.5%

Wells Fargo & Co.                        1.5%

Genzyme Corp.                            1.3%

AT&T, Inc.                               1.2%

Allergan, Inc.                           1.2%

Exelon Corp.                             1.2%

Intel Corp.                              1.2%

Morgan Stanley                           1.2%

Wyeth                                    1.2%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-29.

 . . . C O N T I N U E D
========================--------------------------------------------------------

            SECTOR ASSET ALLOCATION
                   1/31/2008

        [PIE CHART OF ASSET ALLOCATION]

Financials                               18.9%
Health Care                              15.4%
Industrials                              14.8%
Information Technology                   12.5%
Consumer Discretionary                   11.9%
Energy                                    9.5%
Consumer Staples                          5.3%
Utilities                                 4.8%
Materials                                 2.5%
Telecommunication Services                2.5%
Exchange-Traded Funds**                   0.2%
Short-Term Investments*                   5.8%

                [END CHART]

        *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
         WITH CASH COLLATERAL FROM SECURITIES LOANED.

       **EXCHANGE-TRADED FUNDS (ETFS) ARE BASKETS OF SECURITIES AND ARE TRADED,
         LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFS REPRESENT MULTIPLE SECTORS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (98.3%)

            COMMON STOCKS (98.1%)

            CONSUMER DISCRETIONARY (11.9%)
            ------------------------------
            ADVERTISING (0.7%)
   621,200  Interpublic Group of Companies, Inc.*(a)                                                $    5,547
   105,700  Omnicom Group, Inc.                                                                          4,796
                                                                                                    ----------
                                                                                                        10,343
                                                                                                    ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
   110,800  Carter's, Inc.*                                                                              2,040
    97,000  Coach, Inc.*                                                                                 3,109
    56,000  Gildan Activewear, Inc.*                                                                     2,067
    85,000  Hanesbrands, Inc.*                                                                           2,177
    37,300  True Religion Apparel, Inc.*(a)                                                                696
                                                                                                    ----------
                                                                                                        10,089
                                                                                                    ----------
            APPAREL RETAIL (1.2%)
   215,935  American Eagle Outfitters, Inc.                                                              4,973
   171,400  Chico's FAS, Inc.*                                                                           1,849
    52,565  Gap, Inc.                                                                                    1,005
    77,200  Gymboree Corp.*                                                                              2,951
    77,512  Jos. A. Bank Clothiers, Inc.*(a)                                                             2,112
   116,421  TJX Companies, Inc.                                                                          3,674
                                                                                                    ----------
                                                                                                        16,564
                                                                                                    ----------
            AUTO PARTS & EQUIPMENT (1.3%)
   176,900  BorgWarner, Inc.                                                                             8,953
   270,600  Johnson Controls, Inc.                                                                       9,571
                                                                                                    ----------
                                                                                                        18,524
                                                                                                    ----------
            AUTOMOTIVE RETAIL (0.3%)
    60,100  Advance Auto Parts, Inc.                                                                     2,144
    57,700  O'Reilly Automotive, Inc.*                                                                   1,698
                                                                                                    ----------
                                                                                                         3,842
                                                                                                    ----------
            BROADCASTING & CABLE TV (0.6%)
   495,300  Comcast Corp. "A"*(a)                                                                        8,995
                                                                                                    ----------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
    58,780  GameStop Corp. "A"*                                                                          3,041
                                                                                                    ----------
            DEPARTMENT STORES (0.2%)
    50,605  Kohl's Corp.*                                                                                2,310
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (0.7%)
   147,800  Family Dollar Stores, Inc.                                                              $    3,108
   116,500  Target Corp.                                                                                 6,475
                                                                                                    ----------
                                                                                                         9,583
                                                                                                    ----------
            HOME IMPROVEMENT RETAIL (0.3%)
    50,300  Home Depot, Inc.                                                                             1,543
    36,100  Sherwin-Williams Co.                                                                         2,065
                                                                                                    ----------
                                                                                                         3,608
                                                                                                    ----------
            HOTELS, RESORTS, & CRUISE LINES (1.4%)
   296,300  Carnival Corp.                                                                              13,182
   182,800  Royal Caribbean Cruises Ltd.(a)                                                              7,363
                                                                                                    ----------
                                                                                                        20,545
                                                                                                    ----------
            HOUSEHOLD APPLIANCES (0.5%)
   140,200  Stanley Works                                                                                7,201
                                                                                                    ----------
            HOUSEWARES & SPECIALTIES (0.4%)
    87,900  Fortune Brands, Inc.                                                                         6,146
                                                                                                    ----------
            INTERNET RETAIL (0.8%)
    56,209  Amazon.com, Inc.*                                                                            4,367
    58,424  Priceline.com, Inc.*(a)                                                                      6,340
                                                                                                    ----------
                                                                                                        10,707
                                                                                                    ----------
            MOTORCYCLE MANUFACTURERS (0.2%)
    58,300  Harley-Davidson, Inc.                                                                        2,366
                                                                                                    ----------
            MOVIES & ENTERTAINMENT (1.0%)
   113,500  DreamWorks Animation SKG, Inc. "A"*                                                          2,775
   274,200  News Corp. "A"                                                                               5,182
   176,910  Viacom, Inc. "B"*                                                                            6,857
                                                                                                    ----------
                                                                                                        14,814
                                                                                                    ----------
            PUBLISHING (0.6%)
    36,900  Gannett Co., Inc.                                                                            1,366
    95,200  Idearc, Inc.                                                                                 1,548
    59,100  McGraw-Hill Companies, Inc.(a)                                                               2,527
   117,800  R.H. Donnelley Corp.*                                                                        3,542
                                                                                                    ----------
                                                                                                         8,983
                                                                                                    ----------
            RESTAURANTS (0.4%)
    25,816  Chipotle Mexican Grill, Inc. "A"*(a)                                                         3,143
    82,500  Darden Restaurants, Inc.                                                                     2,336
                                                                                                    ----------
                                                                                                         5,479
                                                                                                    ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            SPECIALIZED CONSUMER SERVICES (0.2%)
    94,800  Service Corp. International                                                             $    1,140
    53,500  Steiner Leisure Ltd.*                                                                        1,990
                                                                                                    ----------
                                                                                                         3,130
                                                                                                    ----------
            SPECIALTY STORES (0.2%)
   125,300  Office Depot, Inc.*                                                                          1,858
    66,990  Staples, Inc.                                                                                1,604
                                                                                                    ----------
                                                                                                         3,462
                                                                                                    ----------
            Total Consumer Discretionary                                                               169,732
                                                                                                    ----------
            CONSUMER STAPLES (5.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
    32,838  Bunge Ltd.                                                                                   3,890
                                                                                                    ----------
            BREWERS (0.1%)
    20,200  Anheuser-Busch Companies, Inc.                                                                 940
                                                                                                    ----------
            DISTILLERS & VINTNERS (0.3%)
   203,000  Constellation Brands, Inc. "A"*                                                              4,243
                                                                                                    ----------
            FOOD DISTRIBUTORS (0.4%)
   222,300  Sysco Corp.                                                                                  6,458
                                                                                                    ----------
            HOUSEHOLD PRODUCTS (0.7%)
    70,729  Colgate-Palmolive Co.                                                                        5,446
    64,250  Procter & Gamble Co.                                                                         4,237
                                                                                                    ----------
                                                                                                         9,683
                                                                                                    ----------
            HYPERMARKETS & SUPER CENTERS (0.5%)
    66,000  Costco Wholesale Corp.                                                                       4,484
    58,430  Wal-Mart Stores, Inc.                                                                        2,973
                                                                                                    ----------
                                                                                                         7,457
                                                                                                    ----------
            PACKAGED FOODS & MEAT (0.2%)
    76,683  Kraft Foods, Inc. "A"                                                                        2,244
                                                                                                    ----------
            SOFT DRINKS (0.7%)
    86,210  Coca-Cola Co.                                                                                5,101
    74,425  PepsiCo, Inc.                                                                                5,075
                                                                                                    ----------
                                                                                                        10,176
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            TOBACCO (2.1%)
   139,320  Altria Group, Inc.                                                                      $   10,563
    76,700  Imperial Tobacco Group plc ADR                                                               7,454
    48,800  Loews Corp. - Carolina Group                                                                 4,008
    58,800  Reynolds American, Inc.(a)                                                                   3,724
    87,300  UST, Inc.(a)                                                                                 4,536
                                                                                                    ----------
                                                                                                        30,285
                                                                                                    ----------
            Total Consumer Staples                                                                      75,376
                                                                                                    ----------
            ENERGY (9.5%)
            -------------
            COAL & CONSUMABLE FUELS (0.7%)
   181,700  Peabody Energy Corp.                                                                         9,816
                                                                                                    ----------
            INTEGRATED OIL & GAS (2.7%)
    71,100  Chevron Corp.                                                                                6,008
   106,495  ConocoPhillips                                                                               8,554
   107,190  Exxon Mobil Corp.                                                                            9,261
    22,620  Marathon Oil Corp.                                                                           1,060
    81,900  Murphy Oil Corp.                                                                             6,023
   104,200  Occidental Petroleum Corp.                                                                   7,072
     7,300  Petroleo Brasileiro S.A. ADR                                                                   811
                                                                                                    ----------
                                                                                                        38,789
                                                                                                    ----------
            OIL & GAS DRILLING (1.2%)
    15,800  Atwood Oceanics, Inc.*                                                                       1,313
    78,500  ENSCO International, Inc.                                                                    4,013
    97,200  Hercules Offshore, Inc.*                                                                     2,240
    40,300  Noble Corp.                                                                                  1,764
    57,066  Transocean, Inc.*                                                                            6,996
                                                                                                    ----------
                                                                                                        16,326
                                                                                                    ----------
            OIL & GAS EQUIPMENT & SERVICES (1.8%)
    69,500  Complete Production Services, Inc.*                                                          1,105
    86,619  FMC Technologies, Inc.*                                                                      4,172
   343,715  Halliburton Co.                                                                             11,401
   106,436  National-Oilwell Varco, Inc.*                                                                6,411
    31,400  Schlumberger Ltd.                                                                            2,369
                                                                                                    ----------
                                                                                                        25,458
                                                                                                    ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.6%)
    46,375  Apache Corp.                                                                                 4,426
   133,000  Denbury Resources, Inc.*                                                                     3,365

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
   138,980  EOG Resources, Inc.(a)                                                                  $   12,161
    49,200  Noble Energy, Inc.(a)                                                                        3,571
    80,928  Range Resources Corp.                                                                        4,226
    43,413  Ultra Petroleum Corp.*                                                                       2,987
    24,600  Woodside Petroleum Ltd. ADR                                                                  1,031
   104,528  XTO Energy, Inc.                                                                             5,429
                                                                                                    ----------
                                                                                                        37,196
                                                                                                    ----------
            OIL & GAS REFINING & MARKETING (0.0%)
     5,500  Sunoco, Inc.                                                                                   342
                                                                                                    ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   219,000  El Paso Corp.                                                                                3,609
   119,950  Spectra Energy Corp.                                                                         2,740
    32,890  Williams Companies, Inc.                                                                     1,051
                                                                                                    ----------
                                                                                                         7,400
                                                                                                    ----------
            Total Energy                                                                               135,327
                                                                                                    ----------
            FINANCIALS (18.9%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.5%)
    13,700  Affiliated Managers Group, Inc.*(a)                                                          1,347
   216,500  Bank of New York Mellon Corp.                                                               10,095
    34,091  BlackRock, Inc. "A"                                                                          7,538
    12,950  Franklin Resources, Inc.                                                                     1,350
   147,325  Invesco Ltd.                                                                                 4,010
   102,766  State Street Corp.                                                                           8,439
    63,793  T. Rowe Price Group, Inc.                                                                    3,227
                                                                                                    ----------
                                                                                                        36,006
                                                                                                    ----------
            CONSUMER FINANCE (1.1%)
    71,700  American Express Co.                                                                         3,536
    41,400  Capital One Financial Corp.                                                                  2,269
   245,800  Discover Financial Services                                                                  4,301
   280,900  SLM Corp.                                                                                    6,110
                                                                                                    ----------
                                                                                                        16,216
                                                                                                    ----------
            DIVERSIFIED BANKS (1.7%)
    52,100  Wachovia Corp.                                                                               2,028
   643,900  Wells Fargo & Co.                                                                           21,899
                                                                                                    ----------
                                                                                                        23,927
                                                                                                    ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    37,575  UBS AG                                                                                       1,552
                                                                                                    ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            INSURANCE BROKERS (0.2%)
    70,500  Willis Group Holdings Ltd.                                                              $    2,484
                                                                                                    ----------
            INVESTMENT BANKING & BROKERAGE (2.4%)
    28,700  Bear Stearns Companies, Inc.(a)                                                              2,592
   288,083  Charles Schwab Corp.                                                                         6,424
    58,000  FCStone Group, Inc.*                                                                         2,572
    21,081  Goldman Sachs Group, Inc.                                                                    4,233
    29,935  Merrill Lynch & Co., Inc.                                                                    1,688
   346,199  Morgan Stanley                                                                              17,113
                                                                                                    ----------
                                                                                                        34,622
                                                                                                    ----------
            LIFE & HEALTH INSURANCE (1.1%)
   140,700  AFLAC, Inc.                                                                                  8,629
    67,100  Principal Financial Group, Inc.                                                              4,000
    37,288  Prudential Financial, Inc.                                                                   3,146
                                                                                                    ----------
                                                                                                        15,775
                                                                                                    ----------
            MULTI-LINE INSURANCE (1.1%)
   134,425  American International Group, Inc.                                                           7,415
    97,100  Hartford Financial Services Group, Inc.                                                      7,843
                                                                                                    ----------
                                                                                                        15,258
                                                                                                    ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.4%)
   267,048  Bank of America Corp.                                                                       11,844
   746,500  Citigroup, Inc.                                                                             21,066
   318,165  JPMorgan Chase & Co.                                                                        15,129
                                                                                                    ----------
                                                                                                        48,039
                                                                                                    ----------
            PROPERTY & CASUALTY INSURANCE (0.9%)
    37,455  ACE Ltd.                                                                                     2,185
    60,900  Allstate Corp.                                                                               3,001
    61,700  Axis Capital Holdings Ltd.                                                                   2,470
    53,200  MBIA, Inc.(a)                                                                                  825
    65,100  W.R. Berkley Corp.                                                                           1,970
    42,500  XL Capital Ltd. "A"                                                                          1,912
                                                                                                    ----------
                                                                                                        12,363
                                                                                                    ----------
            REGIONAL BANKS (1.6%)
    37,800  City National Corp.                                                                          2,150
   298,200  Fifth Third Bancorp                                                                          8,081
    73,085  PNC Financial Services Group, Inc.                                                           4,796
   114,800  South Financial Group, Inc.(a)                                                               1,984
    84,900  SunTrust Banks, Inc.                                                                         5,854
                                                                                                    ----------
                                                                                                        22,865
                                                                                                    ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            REITs - INDUSTRIAL (0.2%)
    86,900  First Industrial Realty Trust, Inc.(a)                                                  $    3,027
                                                                                                    ----------
            REITs - MORTGAGE (0.4%)
   255,800  Annaly Capital Management, Inc.                                                              5,044
                                                                                                    ----------
            SPECIALIZED FINANCE (1.4%)
    61,300  CIT Group, Inc.                                                                              1,714
    15,790  CME Group, Inc.                                                                              9,772
    37,420  InterContinental Exchange, Inc.*                                                             5,237
    24,056  NYMEX Holdings, Inc.                                                                         2,767
                                                                                                    ----------
                                                                                                        19,490
                                                                                                    ----------
            THRIFTS & MORTGAGE FINANCE (0.8%)
   161,700  Freddie Mac(b)                                                                               4,914
    75,800  New York Community Bancorp, Inc.                                                             1,406
   191,860  People's United Financial, Inc.                                                              3,241
   123,200  Washington Mutual, Inc.                                                                      2,454
                                                                                                    ----------
                                                                                                        12,015
                                                                                                    ----------
            Total Financials                                                                           268,683
                                                                                                    ----------
            HEALTH CARE (15.4%)
            -------------------
            BIOTECHNOLOGY (2.5%)
    97,935  Amgen, Inc.*                                                                                 4,563
    71,500  Cephalon, Inc.*                                                                              4,693
    32,550  Genentech, Inc.*                                                                             2,285
   241,911  Genzyme Corp.*                                                                              18,900
   117,316  Gilead Sciences, Inc.*                                                                       5,360
                                                                                                    ----------
                                                                                                        35,801
                                                                                                    ----------
            HEALTH CARE DISTRIBUTORS (0.1%)
    26,400  Cardinal Health, Inc.                                                                        1,530
                                                                                                    ----------
            HEALTH CARE EQUIPMENT (2.9%)
    72,900  Baxter International, Inc.                                                                   4,428
    36,000  Becton, Dickinson & Co.                                                                      3,115
    39,000  C.R. Bard, Inc.                                                                              3,766
    32,725  Covidien Ltd.                                                                                1,461
    54,500  Hillenbrand Industries, Inc.                                                                 2,819
    79,151  Hologic, Inc.*                                                                               5,094
    53,700  Hospira, Inc.*                                                                               2,208
    14,234  Intuitive Surgical, Inc.*                                                                    3,615

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
   214,490  Medtronic, Inc.                                                                         $    9,989
     8,080  Smith & Nephew plc                                                                             544
    67,976  Stryker Corp.                                                                                4,552
                                                                                                    ----------
                                                                                                        41,591
                                                                                                    ----------
            HEALTH CARE SERVICES (1.7%)
    32,100  DaVita, Inc.*                                                                                1,713
    63,418  Express Scripts, Inc.*                                                                       4,280
   254,810  Medco Health Solutions, Inc.*                                                               12,761
   118,400  Omnicare, Inc.(a)                                                                            2,621
    47,200  Quest Diagnostics, Inc.                                                                      2,328
                                                                                                    ----------
                                                                                                        23,703
                                                                                                    ----------
            LIFE SCIENCES TOOLS & SERVICES (0.8%)
    25,400  Invitrogen Corp.*                                                                            2,176
    38,700  Millipore Corp.*                                                                             2,715
    23,700  Pharmaceutical Product Development, Inc.                                                     1,027
    75,352  Thermo Fisher Scientific, Inc.*                                                              3,880
    27,100  Waters Corp.*                                                                                1,557
                                                                                                    ----------
                                                                                                        11,355
                                                                                                    ----------
            MANAGED HEALTH CARE (1.8%)
   127,900  Coventry Health Care, Inc.*                                                                  7,237
    29,500  Health Net, Inc.*                                                                            1,371
   205,255  UnitedHealth Group, Inc.                                                                    10,435
    78,828  WellPoint, Inc.*                                                                             6,164
                                                                                                    ----------
                                                                                                        25,207
                                                                                                    ----------
            PHARMACEUTICALS (5.6%)
    34,570  Abbott Laboratories                                                                          1,946
   245,600  Allergan, Inc.                                                                              16,502
    44,700  Barr Pharmaceuticals, Inc.*                                                                  2,333
   156,400  Bristol-Myers Squibb Co.                                                                     3,627
    31,105  Eli Lilly and Co.                                                                            1,603
    44,700  Endo Pharmaceuticals Holdings, Inc.*                                                         1,168
   161,000  Johnson & Johnson                                                                           10,185
   279,460  Merck & Co., Inc.                                                                           12,933
   218,000  Pfizer, Inc.                                                                                 5,099
   341,470  Schering-Plough Corp.                                                                        6,683
   445,700  Wyeth                                                                                       17,739
                                                                                                    ----------
                                                                                                        79,818
                                                                                                    ----------
            Total Health Care                                                                          219,005
                                                                                                    ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            INDUSTRIALS (14.8%)
            -------------------
            AEROSPACE & DEFENSE (2.5%)
     6,765  Boeing Co.                                                                              $      563
   127,746  Goodrich Corp.                                                                               7,991
    85,900  Honeywell International, Inc.                                                                5,074
    89,500  L-3 Communications Holdings, Inc.                                                            9,919
    21,535  Lockheed Martin Corp.                                                                        2,324
    30,700  Northrop Grumman Corp.                                                                       2,436
    47,011  Precision Castparts Corp.                                                                    5,350
    25,565  United Technologies Corp.                                                                    1,877
                                                                                                    ----------
                                                                                                        35,534
                                                                                                    ----------
            AIR FREIGHT & LOGISTICS (0.8%)
   100,900  FedEx Corp.                                                                                  9,432
    92,100  Hub Group, Inc. "A"*                                                                         2,683
                                                                                                    ----------
                                                                                                        12,115
                                                                                                    ----------
            AIRLINES (0.2%)
   285,400  Southwest Airlines Co.                                                                       3,348
                                                                                                    ----------
            BUILDING PRODUCTS (0.7%)
   425,000  Masco Corp.                                                                                  9,745
                                                                                                    ----------
            CONSTRUCTION & ENGINEERING (0.8%)
    77,256  Foster Wheeler Ltd.*                                                                         5,290
    57,377  Jacobs Engineering Group, Inc.*                                                              4,386
    55,000  URS Corp.*                                                                                   2,414
                                                                                                    ----------
                                                                                                        12,090
                                                                                                    ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.1%)
    89,804  Agco Corp.*                                                                                  5,408
    52,925  Caterpillar, Inc.                                                                            3,765
    47,410  Deere & Co.                                                                                  4,161
    80,293  Manitowoc Co., Inc.                                                                          3,061
    54,800  Oshkosh Truck Corp.                                                                          2,507
   171,950  PACCAR, Inc.                                                                                 8,068
    38,600  Terex Corp.*                                                                                 2,268
                                                                                                    ----------
                                                                                                        29,238
                                                                                                    ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
    65,200  Emerson Electric Co.                                                                         3,315
    19,433  First Solar, Inc.*                                                                           3,532

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
    33,000  SunPower Corp. "A"*(a)                                                                  $    2,280
   118,815  Thomas & Betts Corp.*                                                                        5,376
                                                                                                    ----------
                                                                                                        14,503
                                                                                                    ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    50,000  Stericycle, Inc.*                                                                            2,963
                                                                                                    ----------
            HEAVY ELECTRICAL EQUIPMENT (0.0%)
    20,500  ABB Ltd.                                                                                       513
                                                                                                    ----------
            HUMAN RESOURCES & EMPLOYMENT SERVICES (0.4%)
   106,900  Manpower, Inc.                                                                               6,014
                                                                                                    ----------
            INDUSTRIAL CONGLOMERATES (2.0%)
   703,405  General Electric Co.                                                                        24,907
    63,304  McDermott International, Inc.*                                                               2,987
                                                                                                    ----------
                                                                                                        27,894
                                                                                                    ----------
            INDUSTRIAL MACHINERY (1.9%)
    63,600  Briggs & Stratton Corp.                                                                      1,326
    28,045  Dover Corp.                                                                                  1,132
    52,000  Flowserve Corp.                                                                              4,270
    67,500  Graco, Inc.                                                                                  2,310
   325,100  Illinois Tool Works, Inc.                                                                   16,385
    17,500  ITT Corp.                                                                                    1,040
                                                                                                    ----------
                                                                                                        26,463
                                                                                                    ----------
            OFFICE SERVICES & SUPPLIES (0.6%)
    68,000  Avery Dennison Corp.                                                                         3,524
    63,200  Herman Miller, Inc.                                                                          2,008
    75,800  Pitney Bowes, Inc.                                                                           2,782
                                                                                                    ----------
                                                                                                         8,314
                                                                                                    ----------
            RAILROADS (1.1%)
   182,200  Burlington Northern Santa Fe Corp.                                                          15,764
                                                                                                    ----------
            TRUCKING (0.5%)
   134,300  Ryder System, Inc.                                                                           6,992
                                                                                                    ----------
            Total Industrials                                                                          211,490
                                                                                                    ----------
            INFORMATION TECHNOLOGY (12.5%)
            ------------------------------
            APPLICATION SOFTWARE (0.4%)
    34,100  Autodesk, Inc.*                                                                              1,403
   140,600  Intuit, Inc.*                                                                                4,315
                                                                                                    ----------
                                                                                                         5,718
                                                                                                    ----------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (1.7%)
   217,880  Cisco Systems, Inc.*                                                                    $    5,338
   254,160  Corning, Inc.                                                                                6,118
   126,800  Foundry Networks, Inc.*                                                                      1,750
   143,427  Juniper Networks, Inc.*                                                                      3,894
   101,400  Nokia Corp. ADR                                                                              3,747
    80,630  QUALCOMM, Inc.                                                                               3,420
                                                                                                    ----------
                                                                                                        24,267
                                                                                                    ----------
            COMPUTER HARDWARE (1.5%)
    45,780  Apple, Inc.*                                                                                 6,197
   220,000  Dell, Inc.*                                                                                  4,409
    74,085  Hewlett-Packard Co.                                                                          3,241
    66,966  International Business Machines Corp.                                                        7,188
                                                                                                    ----------
                                                                                                        21,035
                                                                                                    ----------
            COMPUTER STORAGE & PERIPHERALS (0.7%)
   192,450  EMC Corp.*                                                                                   3,054
    56,700  Lexmark International, Inc. "A"*                                                             2,053
   181,300  Network Appliance, Inc.*                                                                     4,210
                                                                                                    ----------
                                                                                                         9,317
                                                                                                    ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    63,400  Computer Sciences Corp.*                                                                     2,683
    20,300  DST Systems, Inc.*(a)                                                                        1,451
    41,980  Iron Mountain, Inc.*                                                                         1,444
    30,075  MasterCard, Inc. "A"(a)                                                                      6,226
    57,700  Western Union Co.                                                                            1,292
                                                                                                    ----------
                                                                                                        13,096
                                                                                                    ----------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
   167,123  Amphenol Corp. "A"                                                                           6,675
    75,264  Dolby Laboratories, Inc. "A"*                                                                3,243
                                                                                                    ----------
                                                                                                         9,918
                                                                                                    ----------
            HOME ENTERTAINMENT SOFTWARE (0.4%)
   209,834  Activision, Inc.*                                                                            5,429
                                                                                                    ----------
            INTERNET SOFTWARE & SERVICES (0.7%)
    18,650  Google, Inc. "A"*                                                                           10,524
                                                                                                    ----------
            IT CONSULTING & OTHER SERVICES (0.2%)
    58,300  Cognizant Technology Solutions Corp. "A"*                                                    1,627
   156,800  Perot Systems Corp. "A"*                                                                     1,903
                                                                                                    ----------
                                                                                                         3,530
                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.7%)
   141,520  Applied Materials, Inc.                                                                 $    2,536
    73,615  Lam Research Corp.*                                                                          2,826
    43,070  MEMC Electronic Materials, Inc.*                                                             3,078
    36,025  Varian Semiconductor Equipment Associates, Inc.*                                             1,160
                                                                                                    ----------
                                                                                                         9,600
                                                                                                    ----------
            SEMICONDUCTORS (2.4%)
   288,900  Analog Devices, Inc.                                                                         8,193
   801,300  Intel Corp.                                                                                 16,988
   131,600  Linear Technology Corp.(a)                                                                   3,641
   229,700  Xilinx, Inc.(a)                                                                              5,024
                                                                                                    ----------
                                                                                                        33,846
                                                                                                    ----------
            SYSTEMS SOFTWARE (2.2%)
    34,200  BMC Software, Inc.*                                                                          1,096
   407,722  Microsoft Corp.                                                                             13,291
   296,440  Oracle Corp.*                                                                                6,092
   552,200  Symantec Corp.*                                                                              9,901
    25,862  VMware, Inc. "A"*(a)                                                                         1,465
                                                                                                    ----------
                                                                                                        31,845
                                                                                                    ----------
            Total Information Technology                                                               178,125
                                                                                                    ----------
            MATERIALS (2.5%)
            ----------------
            DIVERSIFIED CHEMICALS (0.2%)
    73,100  E.I. du Pont de Nemours & Co.                                                                3,302
                                                                                                    ----------
            DIVERSIFIED METALS & MINING (0.8%)
    66,895  Companhia Vale do Rio Doce ADR                                                               2,006
   109,740  Freeport-McMoRan Copper & Gold, Inc. "B"                                                     9,770
                                                                                                    ----------
                                                                                                        11,776
                                                                                                    ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.2%)
    29,285  CF Industries Holdings, Inc.                                                                 3,131
    71,749  Monsanto Co.                                                                                 8,068
    39,245  Potash Corp. of Saskatchewan, Inc.                                                           5,529
                                                                                                    ----------
                                                                                                        16,728
                                                                                                    ----------
            METAL & GLASS CONTAINERS (0.3%)
    72,000  Owens-Illinois, Inc.*                                                                        3,629
                                                                                                    ----------
            Total Materials                                                                             35,435
                                                                                                    ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (2.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
   457,950  AT&T, Inc.                                                                              $   17,626
   147,600  Verizon Communications, Inc.                                                                 5,733
                                                                                                    ----------
                                                                                                        23,359
                                                                                                    ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    26,100  NII Holdings, Inc.*                                                                          1,113
 1,052,000  Sprint Nextel Corp.                                                                         11,078
                                                                                                    ----------
                                                                                                        12,191
                                                                                                    ----------
            Total Telecommunication Services                                                            35,550
                                                                                                    ----------
            UTILITIES (4.8%)
            ----------------
            ELECTRIC UTILITIES (3.0%)
   319,035  American Electric Power Co., Inc.                                                           13,664
   119,300  Duke Energy Corp.                                                                            2,226
    44,000  Entergy Corp.                                                                                4,760
   233,070  Exelon Corp.                                                                                17,758
    93,400  Pepco Holdings, Inc.                                                                         2,378
    66,700  Pinnacle West Capital Corp.                                                                  2,563
                                                                                                    ----------
                                                                                                        43,349
                                                                                                    ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   116,939  NRG Energy, Inc.*(a)                                                                         4,513
     5,400  Suntech Power Holdings Co. Ltd.*                                                               295
                                                                                                    ----------
                                                                                                         4,808
                                                                                                    ----------
            MULTI-UTILITIES (1.5%)
   145,700  CenterPoint Energy, Inc.                                                                     2,333
    83,200  Dominion Resources, Inc.                                                                     3,577
   108,400  MDU Resources Group, Inc.                                                                    2,810
   142,600  NiSource, Inc.                                                                               2,708
   113,400  Sempra Energy                                                                                6,339
   155,700  Xcel Energy, Inc.                                                                            3,237
                                                                                                    ----------
                                                                                                        21,004
                                                                                                    ----------
            Total Utilities                                                                             69,161
                                                                                                    ----------
            Total Common Stocks (cost: $1,383,914)                                                   1,397,884
                                                                                                    ----------
            EXCHANGE-TRADED FUNDS (0.2%)

    17,200  MidCap SPDR Trust Series 1 (cost: $2,041)                                                    2,507
                                                                                                    ----------
            Total Equity Securities (cost: $1,385,955)                                               1,400,391
                                                                                                    ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES  SECURITY                                                                                     (000)
--------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.3%)

            MONEY MARKET FUNDS (1.3%)
18,290,934  SSgA Prime Money Market Fund, 4.08%(c) (cost: $18,291)                                  $   18,291
                                                                                                    ----------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (4.5%)

            MONEY MARKET FUNDS (1.3%)
   237,389  AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(c)                                237
18,275,608  Merrill Lynch Premier Institutional Fund, 4.31%(c)                                          18,276
                                                                                                    ----------
            Total Money Market Funds                                                                    18,513
                                                                                                    ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
            COMMERCIAL PAPER (1.1%)
   $15,000  Park Avenue Receivables(d), 3.15%(e), 2/01/2008                                             15,000
                                                                                                    ----------
            REPURCHASE AGREEMENTS (2.1%)
    22,000  Credit Suisse First Boston LLC, 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $22,000 (collateralized by $18,170 of Federal
               Home Loan Discount Notes(b), 2.68%(e), due 4/09/2008; $4,420 of
               Fannie Mae Discount Notes(b), 2.65%(e), due 7/09/2008;
               combined market value $22,443)                                                           22,000
     8,000  Deutsche Bank Securities, Inc., 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $8,000 (collateralized by $7,695 of Fannie Mae
               Notes(b), 4.63%, due 10/15/2014; market value $8,161)                                     8,000
                                                                                                    ----------
            Total Repurchase Agreements                                                                 30,000
                                                                                                    ----------
            Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $63,513)                                                   63,513
                                                                                                    ----------

            TOTAL INVESTMENTS (COST: $1,467,759)                                                    $1,482,195
                                                                                                    ==========

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2008.

         (b) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

             Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $60,313) (identified cost of $1,467,759)                             $1,482,195
   Cash                                                                                    2,546
   Receivables:
      Capital shares sold                                                                    597
      Dividends and interest                                                               1,365
      Securities sold                                                                     21,291
      Other                                                                                   65
                                                                                      ----------
         Total assets                                                                  1,508,059
                                                                                      ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                    63,581
      Securities purchased                                                                17,997
      Capital shares redeemed                                                              1,164
   Accrued management fees                                                                   683
   Accrued administration and servicing fees                                                   6
   Accrued transfer agent's fees                                                              54
   Other accrued expenses and payables                                                       118
                                                                                      ----------
         Total liabilities                                                                83,603
                                                                                      ----------
            Net assets applicable to capital shares outstanding                       $1,424,456
                                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $1,410,248
   Overdistribution of net investment income                                              (1,516)
   Accumulated net realized gain on investments                                            1,288
   Net unrealized appreciation of investments                                             14,436
                                                                                      ----------
            Net assets applicable to capital shares outstanding                       $1,424,456
                                                                                      ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                            89,441
                                                                                      ==========
   Net asset value, redemption price, and offering price per share                    $    15.93
                                                                                      ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                  (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                                      $ 12,393
   Interest                                                                                  641
   Securities lending (net)                                                                  291
                                                                                        --------
      Total income                                                                        13,325
                                                                                        --------
EXPENSES
   Management fees                                                                         4,494
   Administration and servicing fees                                                       1,159
   Transfer agent's fees                                                                   1,674
   Custody and accounting fees                                                               127
   Postage                                                                                   150
   Shareholder reporting fees                                                                 33
   Trustees' fees                                                                              4
   Registration fees                                                                          21
   Professional fees                                                                          43
   Other                                                                                      12
                                                                                        --------
      Total expenses                                                                       7,717
   Expenses paid indirectly                                                                  (76)
                                                                                        --------
      Net expenses                                                                         7,641
                                                                                        --------
NET INVESTMENT INCOME                                                                      5,684
                                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                       23,339
   Change in net unrealized appreciation/depreciation of investments                     (95,791)
                                                                                        --------
         Net realized and unrealized loss                                                (72,452)
                                                                                        --------
Decrease in net assets resulting from operations                                        $(66,768)
                                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007


                                                              1/31/2008       7/31/2007
                                                             --------------------------
FROM OPERATIONS
   Net investment income                                     $    5,684      $    8,499
   Net realized gain on investments                              23,339         190,398
   Change in net unrealized appreciation/depreciation of
      investments                                               (95,791)         49,609
                                                             --------------------------
      Increase (decrease) in net assets resulting from
         operations                                             (66,768)        248,506
                                                             --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (7,199)        (10,262)
   Net realized gains                                          (204,425)       (145,129)
                                                             --------------------------
      Distributions to shareholders                            (211,624)       (155,391)
                                                             --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     92,323         177,517
   Reinvested dividends                                         208,108         152,421
   Cost of shares redeemed                                     (129,146)       (268,476)
                                                             --------------------------
      Increase in net assets from
         capital share transactions                             171,285          61,462
                                                             --------------------------
Net increase (decrease) in net assets                          (107,107)        154,577
NET ASSETS
   Beginning of period                                        1,531,563       1,376,986
                                                             --------------------------
   End of period                                             $1,424,456      $1,531,563
                                                             ==========================
Overdistribution of net investment income:
   End of period                                             $   (1,516)     $       (1)
                                                             ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    5,029           9,335
   Shares issued for dividends reinvested                        11,951           8,392
   Shares redeemed                                               (7,040)        (14,127)
                                                             --------------------------
      Increase in shares outstanding                              9,940           3,600
                                                             ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are capital growth and, secondarily, current income.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange
               (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of

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           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                  their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than
                  ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

               5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

                  on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Repurchase agreements are valued at cost, which approximates market value.

               7. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

               regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

               in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
               commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund.

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

               In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $63,000 and $13,000, respectively, resulting in a total reduction in Fund expenses of $76,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

         up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 3.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $636,033,000 and $664,462,000, respectively.

42

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $132,599,000 and $118,163,000, respectively, resulting in net unrealized appreciation of $14,436,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $291,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $60,313,000 and received

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

         cash collateral of $63,581,000 for the loans. Of this amount, $63,513,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $68,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the

44

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

               performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $4,494,000, which is net of a performance adjustment of $(141,000) that decreased the base management fee of 0.60% by 0.02%.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Wellington Management

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

               Company, LLP (Wellington Management), Loomis, Sayles & Company, L.P. (Loomis Sayles), Barrow, Hanley, Mewhinney & Strauss, Inc.
               (BHMS), and UBS Global Asset Management (Americas) Inc. (UBS), under which Wellington Management, Loomis Sayles, BHMS, and UBS direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

               The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $327,000.

               The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $335,000.

               The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200
               million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to BHMS, of $445,000.

               The Manager (not the Fund) pays UBS a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that UBS manages. For the six-month period ended

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

               January 31, 2008, the Manager incurred subadvisory fees, paid or payable to UBS, of $589,000.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,159,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $13,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,674,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN
               INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim

48

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

               periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                   JANUARY 31,                          YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------
                                      2008            2007           2006           2005          2004        2003
                                ----------------------------------------------------------------------------------
Net asset value at
   beginning of period          $    19.26      $    18.14     $    19.16     $    17.72    $    15.76    $  14.64
                                ----------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income               .06             .13            .10            .13           .04         .05
   Net realized and
      unrealized gain (loss)          (.70)           3.08            .16           2.61          1.97        1.45
                                ----------------------------------------------------------------------------------
Total from investment
   operations                         (.64)           3.21            .26           2.74          2.01        1.50
                                ----------------------------------------------------------------------------------
Less distributions from:
   Net investment income              (.08)           (.13)          (.10)          (.13)         (.05)       (.05)
   Realized capital gains            (2.61)          (1.96)         (1.18)         (1.17)            -        (.33)
                                ----------------------------------------------------------------------------------
Total distributions                  (2.69)          (2.09)         (1.28)         (1.30)         (.05)       (.38)
                                ----------------------------------------------------------------------------------
Net asset value at end
   of period                    $    15.93      $    19.26     $    18.14     $    19.16    $    17.72    $  15.76
                                ==================================================================================
Total return (%)*                    (4.46)          18.46(a)        1.22          15.79         12.75       10.56
Net assets at end
   of period (000)              $1,424,456      $1,531,563     $1,376,986     $1,329,900    $1,130,036    $932,781
Ratios to average
   net assets:**
   Expenses (%)(b)                    1.00(c)          .99(a)        1.01           1.00          1.01        1.09
   Net investment income (%)           .74(c)          .57            .59            .69           .22         .37
Portfolio turnover (%)                  42             119            179             81            73          66

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended January 31, 2008, average net assets were $1,537,553,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                      (.01%)          (.01%)         (.02%)         (.02%)        (.03%)      (.02%)
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                     BEGINNING               ENDING                DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2007 -
                                   AUGUST 1, 2007        JANUARY 31, 2008         JANUARY 31, 2008
                                   ---------------------------------------------------------------
Actual                               $1,000.00              $  955.40                  $4.87

Hypothetical
  (5% return before expenses)         1,000.00               1,020.16                   5.03

         *Expenses are equal to the Fund's annualized expense ratio of 0.99%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (4.46)% for the six-month period of August 1, 2007, through January 31, 2008.

52

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56

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
(800)SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23432-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.